Business Combination (Details) - Schedule of common shares issued in Business combination $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($) shares
Schedule of common shares issued in Business combination [Abstract]
Common shares issued to former shareholders of IGI, Number of shares, | shares	29,751,444
Common shares issued to former shareholders of IGI, Par value | $	$ 298
Common shares issued to former stockholders of Tiberius Number of shares, | shares	15,674,807	[1]
Common shares issued to former stockholders of Tiberius Number of shares, | $	$ 157	[1]
Unvested shares transferred to certain former shareholders of IGI, Number of shares, | shares	1,170,348
Unvested shares transferred to certain former shareholders of IGI, Par value | $	$ 12
Unvested Tiberius Founder shares, Number of shares, | shares	1,842,152
Unvested Tiberius Founder shares, Par value | $	$ 18
Number of shares, total | shares	48,438,751
Par value. total amount | $	$ 485

[1]	This item includes 1,120,000 shares that were subject to a one year lock-up restriction post the closing date of the Business Combination.